Property, Plant and Equipment (Impairment Test of Property, Plant and Equipment) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($) $ / bbl	Dec. 31, 2020 $ / bbl	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / bbl	Dec. 31, 2020 $ / MMbtu	Dec. 31, 2020	Dec. 31, 2019 $ / $	Dec. 31, 2019 $ / bbl	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark commodity price, assumed annual increase, percent							2.00%			2.00%
Forecast benchmark, commodity price, assumed exchanged rate							75.00%			78.50%
Impairment loss recognised in profit or loss, property, plant and equipment | $	$ 3,560.0	$ 1,210.0
Canada
Disclosure of detailed information about property, plant and equipment [line items]
After tax impairment losses that can be reversed in future periods | $	5,570.0
U.S.
Disclosure of detailed information about property, plant and equipment [line items]
After tax impairment losses that can be reversed in future periods | $	$ 410.4
2020 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		61.00	29.17		41.26				80.26
Closing foreign exchange rate				0.707				0.760
2020 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		2.04				1.74
2021 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		63.75	40.45		55.56				82.79
Closing foreign exchange rate				0.728				0.770
2021 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		2.32				2.20
2022 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		66.18	49.17		66.00				84.31
Closing foreign exchange rate				0.745				0.785
2022 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		2.62				2.38
2023 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		67.91	53.28		71.33				86.51
Closing foreign exchange rate				0.747				0.785
2023 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		2.71				2.45
2024 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		69.48	55.66		74.41				88.51
Closing foreign exchange rate				0.748				0.785
2024 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		2.81				2.53
2025 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		71.07	56.87		75.83				90.54
Closing foreign exchange rate				0.750				0.785
2025 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		2.89				2.60
2026 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		72.68	58.01		77.35				92.59
Closing foreign exchange rate				0.750				0.785
2026 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		2.96				2.66
2027 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		74.24	59.17		78.89				94.57
Closing foreign exchange rate				0.750				0.785
2027 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		3.03				2.72
2028 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		75.73	60.35		80.47				96.47
Closing foreign exchange rate				0.750				0.785
2028 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		3.09				2.79
2029 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		77.24	61.56		82.08				98.39
Closing foreign exchange rate				0.750				0.785
2029 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		3.16				2.85
2030 | WTI Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		78.79	62.79		83.72				100.37
Closing foreign exchange rate				0.750				0.785
2030 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of detailed information about property, plant and equipment [line items]
Forecast benchmark, commodity prices		3.24				2.92